Warranty liability (Tables)	12 Months Ended
Dec. 31, 2022
Product Warranties Disclosures [Abstract]
Schedule of Product Warranty Liability
A continuity of the warranty liability is as follows:

	Years ended December 31,
	2022	2021
Balance, beginning of year	$18,791	$18,936
Warranty claims	(11,081)	(5,322)
Warranty accruals	4,338	7,025
Change in estimate	3,559	(337)
Impact of foreign exchange changes	(1,308)	(1,511)
Balance, end of year	14,299	18,791
Less: current portion	11,315	13,577
Long-term portion	$2,984	$5,214